OFI Pictet Global Environmental Solutions Fund

Supplement dated July 12, 2018 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information

This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above-referenced fund (the "Fund"), and is in addition to any other supplements.

Effective immediately, all references to Simon Gottelier in each of the Summary Prospectus, Statutory Prospectus and Statement of Additional Information are deleted.

You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.

July 12, 2018	PS2779.001